Income Taxes (Details) - Schedule of components of the provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of components of the provision for income taxes [Abstract]
Federal
State	8
Foreign	181	18
Total current expense:	189	18
Federal
State
Foreign	(516)	11
Total deferred expense:	(516)	11
Total income tax expense	$ (327)	$ 29